CONSOLIDATED STATEMENT OF FINANCIAL POSITION - AUD ($)		Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash and cash equivalents	[1]	$ 173,343	$ 195,601
Other assets		6,757	4,078
Total current assets		180,100	199,679
Non-Current Assets
Total non-current assets		0	0
Total assets		180,100	199,679
Current Liabilities
Trade and other payables		19,285	20,720
Short-term provisions		153,885	183,885
Total current liabilities		173,170	204,605
Net assets/(liabilities)		6,930	(4,926)
Equity
Issued capital		523,197	523,197
Reserves		1,037,274	1,187,325
Accumulated losses		(1,553,541)	(1,715,448)
Total equity/(deficit)		$ 6,930	$ (4,926)

[1]	Under the category of the financial instrument standard the cash and cash equivalent is classified as loans and receivable under IAS 39 in 2018 and is classified as a financial asset at amortised cost in 2019 under IFRS 9.